Share capital (Details) - Common Shares [Member] - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Balance at beginning (in shares)	34,137,665	33,832,784
Balance, beginning	$ 116,408	$ 115,041
Issuance of shares (in shares)	5,951,250	10,024
Issuance of shares	$ 11,582	$ 30
Issuance of shares (in shares)		42,157
Issuance of share note		$ 169
Transfer from contributed surplus (in shares)
Transfer from contributed surplus	$ 2,080	$ 501
Exercise of options (in shares)	1,175,005	252,700
Exercise of options	$ 1,547	$ 667
Exercise of warrants (in shares)	845,000
Exercise of warrants	$ 3,249
Balance at ending (in shares)	42,108,920	34,137,665
Balance, ending	$ 134,866	$ 116,408